United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-2677

                      (Investment Company Act File Number)


                    Federated Municipal Securities Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 3/31/05


                Date of Reporting Period: Quarter ended 12/31/04



Item 1.     Schedule of Investments




Federated Municipal Securities Fund, Inc.
Portfolio of Investments
December 31, 2004 (unaudited)


    Principal                                                    Credit
    Amount                                                       Rating              Value


                    Municipal BONDS--97.7%
                    Alabama--0.9%
$   1,400,000       Camden, AL, IDB, Exempt Facilities
                    Refunding Revenue Bonds (Series 2003A),
                    6.125% (Weyerhaeuser Co.), 12/1/2024         BBB / NR         $  1,515,262
    3,000,000       Mobile County, AL, IDA, Industrial
                    Development Revenue Bonds (Series 2000),
                    6.875% TOBs (Ipsco, Inc.), Mandatory
                    Tender 5/1/2010                              NR                  3,033,930
                    Total                                                            4,549,192
                    Arkansas--0.2%
    1,000,000       Jefferson County, AR, Hospital Revenue
                    Improvement and Refunding Bonds (Series
                    2001), 5.80% (Jefferson Regional Medical
                    Center)/(Original Issue Yield: 5.90%),
                    6/1/2021                                     A / NR              1,079,750
                    California--7.6%
    3,940,000       California State Department of Veteran
                    Affairs, Home Purpose Revenue Bonds
                    (Series 1997C), 5.50%, 12/1/2019             A / Aa2             4,187,708
    2,000,000       California State Department of Water
                    Resources Power Supply Program, Power
                    Supply Revenue Bonds (Insured Series),
                    5.375% (AMBAC INS), 5/1/2018                 AAA / Aaa           2,213,000
    5,000,000    1  California State, Economic Recovery
                    Revenue Bonds (Series 929), 8.25%
                    (California State Fiscal Recovery Fund),
                    7/1/2013                                     NR / Aa3            6,296,700
    2,000,000       California State, UT GO Bonds , 5.00%,
                    10/1/2011                                    A / A3              2,206,680
    3,250,000       California State, UT GO Bonds, 5.75%
                    (Original Issue Yield: 5.75%), 5/1/2030      A / A3              3,561,447
    3,000,000       California State, Various Purpose UT GO
                    Bonds, 5.125% (Original Issue Yield:
                    5.16%), 4/1/2023                             A / A3              3,178,830
    2,000,000       California State, Various Purpose UT GO
                    Bonds, 5.25% (Original Issue Yield:
                    5.32%), 11/1/2025                            A / A3              2,126,960
    1,495,000       California Statewide Communities
                    Development Authority, Certificates of
                    Participation, 6.00% (Sutter Health)/(FSA
                    INS), 8/15/2013                              AAA / Aaa           1,689,828
    1,930,000       California Statewide Communities
                    Development Authority, Certificates of
                    Participation, 6.00% (Sutter Health)/(FSA
                    INS), 8/15/2015                              AAA / Aaa           2,191,245
    1,000,000       Golden State Tobacco Securitization
                    Corp., CA, (Series A-4), 7.80%, 6/1/2042     BBB / Baa3          1,093,680
    3,000,000       Golden State Tobacco Securitization
                    Corp., CA, Tobacco Settlement
                    Asset-Backed Revenue Bonds (Series
                    2003A-1), 6.75% (Original Issue Yield:
                    7.00%), 6/1/2039                             BBB / Baa3          3,004,530
    1,180,000       Los Angeles, CA, Department of Water &
                    Power, Revenue Refunding Bonds, 5.90%
                    (Los Angeles, CA Department of Water &
                    Power (Electric/Power System)), 2/15/2015    AA- / Aa3           1,197,464
    1,500,000       University of California, General Revenue
                    Bonds, (Series A), 5.125% (AMBAC INS),
                    5/15/2020                                    AAA / Aaa           1,623,975
    2,500,000       University of California, Hospital
                    Revenue Bonds (Series 2004A), 5.25% (UCLA
                    Medical Center)/(AMBAC INS), 5/15/2030       AAA / Aaa           2,625,025
                    Total                                                            37,197,072
                    Colorado--1.9%
    2,000,000       Colorado Department of Transportation,
                    Transportation Revenue Anticipation Notes
                    (Series 2001A), 5.50% (U.S. Treasury PRF
                    6/15/2011@101), 6/15/2016                    AAA / Aaa           2,295,760
    760,000         Colorado Health Facilities Authority,
                    Health Facilities Revenue Bonds (Series
                    2004A), 5.25% (Evangelical Lutheran Good
                    Samaritan Society)/(Original Issue Yield:
                    5.48%), 6/1/2034                             A- / A3             778,286
    6,000,000       Denver, CO, Convention Center Hotel
                    Authority, Convention Center Hotel Senior
                    Revenue Bonds (Series 2003A), 5.00% (XL
                    Capital Assurance Inc. INS), 12/1/2022       AAA / Aaa           6,305,880
                    Total                                                            9,379,926
                    Delaware--0.7%
    800,000         Delaware Health Facilities Authority,
                    Refunding Revenue Bonds (Series 2004A),
                    5.50% (Beebe Medical Center), 6/1/2024       BBB / Baa1          836,504
    2,500,000       Delaware State, UT GO (Series 2000A),
                    5.25% (U.S. Treasury PRF
                    4/1/2010@100)/(Original Issue Yield:
                    5.40%), 4/1/2016                             AAA / Aaa           2,791,175
                    Total                                                            3,627,679
                    Florida--3.9%
    1,000,000       Broward County, FL, Educational
                    Facilities Authority, Educational
                    Facilities Revenue Bonds (Series 2004B),
                    5.50% (Nova Southeastern University),
                    4/1/2024                                     BBB / Baa2          1,050,950
    3,000,000    1  Capital Trust Agency, FL, Revenue Bonds
                    (Series 2001), 10.00% (Seminole Tribe of
                    Florida Convention and Resort Hotel
                    Facilities), 10/1/2033                       NR                  3,470,730
    665,000         Florida State Board of Education
                    Administration, UT GO Capital Outlay
                    Bonds, 9.125% (Florida State)/(Escrowed
                    In Treasuries COL)/(Original Issue Yield:
                    9.173%), 6/1/2014                            AAA / Aaa           893,866
    4,335,000       Florida State Board of Education
                    Administration, UT GO Capital Outlay
                    Bonds, 9.125% (Florida State)/(Original
                    Issue Yield: 9.173%), 6/1/2014               AA+ / Aa2           5,836,861
    3,000,000       Florida State, UT GO Bonds, Broward
                    County Expressway Authority, 10.00%
                    (Escrowed In Treasuries COL)/(Original
                    Issue Yield: 10.105%), 7/1/2014              AAA / Aaa           4,281,450
    1,000,000       Miami-Dade County, FL, Expressway
                    Authority, Toll System Revenue Bonds,
                    6.00% (FGIC INS), 7/1/2013                   AAA / Aaa           1,148,040
    2,255,000       St. Johns County, FL, IDA, First Mortgage
                    Revenue Bonds (Series 2004A), 5.85%
                    (Presbyterian Retirement Communities ),
                    8/1/2024                                     NR / BBB            2,425,726
                    Total                                                            19,107,623
                    Georgia--3.1%
    1,850,000       Bibb County, GA, Development Authority,
                    Revenue Bonds, (Series 1991 IR-1), 4.85%
                    (Temple-Inland, Inc.), 12/1/2009             BBB / NR            1,925,480
    1,000,000       Chatham County, GA, Hospital Authority,
                    Hospital Improvement Revenue Bonds
                    (Series 2004A), 5.75% (Memorial Health
                    University Medical Center), 1/1/2029         A- / A3             1,067,640
    6,940,000       Clayton County & Clayton County, GA,
                    Water Authority, Revenue Bonds, 5.125%
                    (U.S. Treasury PRF
                    5/1/2011@101)/(Original Issue Yield:
                    5.32%), 5/1/2021                             AAA / Aa3           7,811,664
    2,000,000       Floyd County, GA, Development Authority,
                    Environmental Revenue Bonds, 5.70%
                    (Temple-Inland, Inc.), 12/1/2015             NR / Baa3           2,131,480
    2,000,000       Savannah, GA, EDA, Revenue Bonds, 6.80%
                    (Savannah College of Art and Design,
                    Inc.)/(U.S. Treasury PRF 10/1/2009@102),
                    10/1/2019                                    NR                  2,361,000
                    Total                                                            15,297,264
                    Illinois--1.3%
    1,010,000       Illinois Finance Authority, Refunding
                    Revenue Bonds (Series 2004A), 5.375%
                    (Depaul University), 10/1/2018               NR / Baa1           1,121,201
    3,165,000       Illinois Finance Authority, Refunding
                    Revenue Bonds (Series 2004A), 5.375%
                    (Depaul University), 10/1/2019               NR / Baa1           3,513,403
    1,500,000       Illinois Finance Authority, Refunding
                    Revenue Bonds, 5.25% (OSF Health Care
                    Systems)/(Original Issue Yield: 5.30%),
                    11/15/2023                                   A / A2              1,559,100
                    Total                                                            6,193,704
                    Indiana--2.2%
    1,000,000       Indiana Development Finance Authority,
                    Environmental Improvement Revenue Bonds,
                    5.25% TOBs (Marathon Oil Corp.),
                    Mandatory Tender 12/2/2011                   BBB+ / Baa1         1,106,760
    2,000,000       Indiana Health Facility Financing
                    Authority, Hospital Revenue Bonds (Series
                    2004A), 6.25% (Community Foundation of
                    Northwest Indiana), 3/1/2025                 BBB- / NR           2,089,740
    1,000,000       Indiana Health Facility Financing
                    Authority, Hospital Revenue Refunding
                    Bonds, 5.25% (Floyd Memorial Hospital,
                    IN)/(Original Issue Yield: 5.50%),
                    2/15/2022                                    A / NR              1,021,300
    2,200,000       Indiana Health Facility Financing
                    Authority, Revenue Bonds (Series 2004A),
                    5.375% (Deaconess Hospital)/(AMBAC INS),
                    3/1/2029                                     AAA / Aaa           2,338,050
    2,135,000       Indiana State HFA, SFM Revenue Bonds
                    (Series A), 5.30% (GNMA Collateralized
                    Home Mortgage Program GTD), 7/1/2022         NR / Aaa            2,219,247
    2,000,000       Indianapolis, IN, Airport Authority,
                    Special Facilities Revenue Refunding
                    Bonds (Series 2004A), 5.10% (FedEx
                    Corp.), 1/15/2017                            BBB / Baa2          2,117,240
                    Total                                                            10,892,337
                    Iowa--0.2%
    1,000,000       Scott County, IA, Revenue Refunding Bonds
                    (Series 2004), 5.625% (Ridgecrest
                    Village), 11/15/2018                         NR / BBB-           1,034,460
                    Kansas--0.2%
    1,150,000       University of Kansas Hospital Authority,
                    Health Facilities Revenue Bonds, 5.50%
                    (KU Health System)/(Original Issue Yield:
                    5.62%), 9/1/2022                             A- / NR             1,195,437
                    Louisiana--0.9%
    1,500,000       Saint John the Baptist Parish, LA,
                    Environmental Improvement Refunding
                    Revenue Bonds (Series 1998), 5.35%
                    (Marathon Oil Corp.), 12/1/2013              BBB+ / Baa1         1,584,420
    3,000,000       St. James Parish, LA, Solid Waste
                    Disposal Revenue Bonds, 7.70% (IMC
                    Phosphates Co.)/(Original Issue Yield:
                    7.75%), 10/1/2022                            NR                  3,005,040
                    Total                                                            4,589,460
                    Maine--0.5%
    2,500,000       Portland, ME, General Airport Revenue
                    Bonds (Series 2003A), 5.00% (FSA INS),
                    7/1/2023                                     AAA / Aaa           2,635,325
                    Massachusetts--3.3%
    5,000,000       Commonwealth of Massachusetts, UT GO
                    Bonds (Series 2000B), 6.00% (U.S.
                    Treasury PRF 6/1/2010@100), 6/1/2016         AAA / Aa2           5,774,650
    1,830,000       Massachusetts Bay Transportation
                    Authority General Transportation System,
                    Special Assessment Bonds, 5.75% (U.S.
                    Treasury PRF 6/1/2010@100), 7/1/2016         AAA / Aa1           2,093,886
    170,000         Massachusetts Bay Transportation
                    Authority General Transportation System,
                    Special Assessment Bonds, 5.75%, 7/1/2016    AAA / Aa1           190,657
    1,250,000       Massachusetts Development Finance Agency,
                    Solid Waste Disposal Revenue Bonds, 5.45%
                    (Waste Management, Inc.), 6/1/2014           BBB / NR            1,330,600
    2,000,000       Massachusetts HEFA, Revenue Bonds (Series
                    2004A), 6.375% (Northern Berkshire Health
                    System )/(Original Issue Yield: 6.60%),
                    7/1/2034                                     BB / NR             2,018,140
    790,000         Massachusetts HEFA, Revenue Bonds (Series
                    2002D), 6.35% (Milford-Whitinsville
                    Hospital)/(Original Issue Yield: 6.38%),
                    7/15/2032                                    BBB- / Baa2         829,105
    1,000,000       Massachusetts HEFA, Revenue Bonds (Series
                    2002D), 6.50% (Milford-Whitinsville
                    Hospital), 7/15/2023                         BBB- / Baa2         1,071,480
    40,000          Massachusetts Water Pollution Abatement
                    Trust Pool, Program Bonds (Series 6)
                    Revenue Bonds Unrefunded, 5.25% (Original
                    Issue Yield: 5.50%), 8/1/2019                AAA / Aaa           43,819
    2,460,000       Massachusetts Water Pollution Abatement
                    Trust Pool, Program (Series 6) Revenue
                    Bonds PRF, 5.25% (U.S. Treasury PRF
                    8/1/2010@101)/(Original Issue Yield:
                    5.50%), 8/1/2019                             AAA / Aaa           2,775,815
                    Total                                                            16,128,152
                    Michigan--7.2%
    2,090,000       Cornell Township MI, Economic Development
                    Corp., Refunding Revenue Bonds, 5.875%
                    (MeadWestvaco Corp.), 5/1/2018               BBB / Baa2          2,242,842
    2,515,000       Delta County, MI, Economic Development
                    Corp., Environmental Improvement Revenue
                    Refunding Bonds (Series A), 6.25%
                    (MeadWestvaco Corp.), 4/15/2027              BBB / Baa2          2,694,521
    3,000,000       Detroit, MI, Sewage Disposal System,
                    Senior Lien Revenue Refunding Bonds
                    (Series 2003A), 5.00% (FSA INS), 7/1/2023    AAA / Aaa           3,166,770
    500,000         Gaylord, MI, Hospital Finance Authority,
                    Hospital Revenue Refunding Bonds (Series
                    2004), 6.20% (Otsego Memorial Hospital
                    Obligated Group)/(Original Issue Yield:
                    6.45%), 1/1/2025                             NR                  491,350
    150,000         Gaylord, MI, Hospital Finance Authority,
                    Hospital Revenue Refunding Bonds (Series
                    2004), 6.50% (Otsego Memorial Hospital
                    Obligated Group)/(Original Issue Yield:
                    6.70%), 1/1/2037                             NR                  147,795
    2,780,000       Michigan Municipal Bond Authority,
                    Refunding Revenue Bonds (Series 2002),
                    5.25% (Drinking Water Revolving Fund),
                    10/1/2021                                    AAA / Aaa           3,037,511
    2,390,000       Michigan Municipal Bond Authority,
                    Revenue Bonds (Series 2000), 5.875%
                    (Clean Water Revolving Fund)/(U.S.
                    Treasury PRF 10/1/2010@101), 10/1/2015       AAA / Aaa           2,778,686
    2,595,000       Michigan Municipal Bond Authority,
                    Revenue Bonds (Series 2000), 5.875%
                    (Drinking Water Revolving Fund)/(U.S.
                    Treasury PRF 10/1/2010@101), 10/1/2015       AAA / Aaa           3,017,025
    1,950,000       Michigan State Comprehensive
                    Transportation Board, Revenue Bonds
                    (Series 2002B), 5.25% (FSA INS), 5/15/2020   AAA / Aaa           2,131,662
    2,265,000       Michigan State Comprehensive
                    Transportation Board, Revenue Bonds
                    (Series 2002B), 5.25% (FSA INS), 5/15/2021   AAA / Aaa           2,465,973
    1,500,000       Michigan State Hospital Finance
                    Authority, Hospital Revenue Bonds (Series
                    2002A), 6.00% (Oakwood Obligated Group),
                    4/1/2022                                     A / A2              1,638,930
    2,000,000       Michigan State Hospital Finance
                    Authority, Refunding Revenue Bonds
                    (Series 2002A), 5.50% (Crittenton
                    Hospital, MI)/(Original Issue Yield:
                    5.67%), 3/1/2022                             A+ / A2             2,133,180
    1,000,000       Michigan State Strategic Fund, Revenue
                    Refunding PCR Bonds (Series C), 5.45%
                    (Detroit Edison Co.), 9/1/2029               BBB+ / A3           1,037,040
    2,650,000       Michigan State Trunk Line, Refunding
                    Revenue Bonds, 5.25% (FSA INS), 11/1/2012    AAA / Aaa           2,989,969
    2,000,000       Michigan State, Environmental  Protection
                    Program UT GO Bonds, 5.25% (U.S. Treasury
                    PRF 11/1/2010@100)/(Original Issue Yield:
                    5.34%), 11/1/2018                            AA+ / Aa1           2,244,200
    3,000,000       Michigan State, Refunding UT GO Bonds,
                    5.00%, 12/1/2008                             AA+ / Aa1           3,279,870
                    Total                                                            35,497,324
                    Minnesota--1.1%
    2,000,000       Seaway Port Authority of Duluth, MN,
                    Industrial Dock & Wharf Refunding Revenue
                    Bonds, 4.20% (Cargill, Inc.), 5/1/2013       A+ / NR             2,051,140
    2,175,000       St. Paul, MN, Housing & Redevelopment
                    Authority, Hospital Revenue Refunding
                    Bonds (Series A), 6.625% (Healtheast,
                    MN)/(Original Issue Yield: 6.687%),
                    11/1/2017                                    BB / Ba2            2,194,227
    1,000,000       St. Paul, MN, Housing & Redevelopment
                    Authority, Revenue Bonds (Series 1997A),
                    5.70% (Healtheast, MN)/(Original Issue
                    Yield: 5.756%), 11/1/2015                    BB / Ba2            1,006,740
                    Total                                                            5,252,107
                    Mississippi--0.4%
    2,050,000       Mississippi Business Finance Corp.,
                    Refunding PCR Bonds, 5.90% (System Energy
                    Resources, Inc.)/(Original Issue Yield:
                    5.93%), 5/1/2022                             BBB / Ba1           2,070,582
                    Missouri--0.1%
    700,000         Kansas City, MO, IDA, MFH Revenue Bonds,
                    6.70% (Woodbridge Apartments Project),
                    8/1/2015                                     NR                  663,187
                    Nevada--0.2%
    1,000,000       Henderson, NV, Health Facility Revenue
                    Bonds (Series 2004A), 5.625% (Catholic
                    Healthcare West)/(Original Issue Yield:
                    5.72%), 7/1/2024                             BBB+ / Baa1         1,054,540
                    New Hampshire--0.4%
    1,685,000       New Hampshire Higher Educational & Health
                    Facilities Authority, Healthcare System
                    Revenue Bonds (Series 2004), 5.375%
                    (Covenant Health Systems)/(Original Issue
                    Yield: 5.50%), 7/1/2024                      A- / NR             1,730,394
                    New Jersey--4.7%
    5,000,000       Garden State Preservation Trust, NJ,
                    Revenue Bonds (Series 2003A), 5.25% (FSA
                    INS), 11/1/2011                              AAA / Aaa           5,628,050
    5,000,000    1  New Jersey EDA, RITES (PA-1203), 7.89945%
                    (FGIC INS), 6/15/2011                        NR                  6,115,850
    1,100,000       New Jersey EDA, Revenue Refunding Bonds
                    (Series A), 5.75% (Winchester Gardens at
                    Ward Homestead)/(Original Issue Yield:
                    5.75%), 11/1/2024                            NR / BBB-           1,144,913
    2,000,000       New Jersey EDA, School Facilities
                    Construction Revenue Bonds (Series
                    2004I), 5.25% (New Jersey State), 9/1/2024   A+ / A1             2,145,600
    5,000,000    1  New Jersey State Transportation Trust
                    Fund Authority, RITES (PA-1204), 8.37644%
                    (FSA INS), 12/15/2013                        NR                  6,542,950
    1,500,000       Newark, NJ, Housing Authority, Revenue
                    Bonds (Series 2004), 5.25% (Port
                    Authority-Port Newark Marine
                    Terminal)/(MBIA Insurance Corp. INS),
                    1/1/2022                                     AAA / Aaa           1,629,330
                    Total                                                            23,206,693
                    New Mexico--0.9%
    4,000,000       New Mexico State Finance Authority
                    Transportation Revenue, Senior Lien
                    Transportation Revenue Bonds (Series
                    2004A), 5.25% (MBIA Insurance Corp. INS),
                    6/15/2024                                    AAA / Aaa           4,352,560
                    New York--16.8%
    700,000         Albany County, NY, IDA, Industrial
                    Development Revenue Bonds (Series 2004A),
                    5.625% (Albany College of Pharmacy),
                    12/1/2034                                    BBB- / NR           729,344
    2,000,000       Hempstead Town, NY, IDA, Civic Facility
                    Revenue Bonds, 5.25% (Hofstra
                    University), 7/1/2018                        A / Baa1            2,156,980
    5,000,000    1  Metropolitan Transportation Authority,
                    NY, RITES (PA-1042R), 8.38795% (MBIA
                    Insurance Corp. INS), 1/1/2010               NR                  6,218,250
    5,000,000       New Jersey EDA, School Facilities Revenue
                    Bonds (Series 2003F), 5.00% (New Jersey
                    State)/(Original Issue Yield: 5.08%),
                    6/15/2026                                    A+ / A1             5,172,350
    4,000,000       New York City, NY, IDA, Special Airport
                    Facility Revenue Bonds (Series 2001A),
                    5.50% (Airis JFK I LLC Project at JFK
                    International)/(Original Issue Yield:
                    5.65%), 7/1/2028                             BBB- / Baa3         4,007,160
    5,000,000       New York City, NY, Transitional Finance
                    Authority, Future Tax Secured Revenue
                    Bonds (Series 2000C), 5.50% (Original
                    Issue Yield: 5.68%), 11/1/2020               AA+ / Aa2           5,521,400
    2,000,000       New York City, NY, UT GO Bonds (Series
                    2003J), 5.50%, 6/1/2023                      A / A2              2,174,540
    2,000,000       New York City, NY, UT GO Bonds (Series
                    2004I), 5.00%, 8/1/2020                      A / A2              2,100,120
    2,000,000       New York State Dormitory Authority, Court
                    Facilities Lease Revenue Bonds (Series
                    2003A), 5.25% (New York City, NY),
                    5/15/2010                                    A / A2              2,202,680
    3,000,000       New York State Dormitory Authority,
                    Mental Health Services Facilities Revenue
                    Bonds (Series 2003C-1), 5.00% (New York
                    State), 2/15/2009                            AA- / NR            3,251,520
    3,000,000       New York State Dormitory Authority,
                    Mental Health Services Facilities Revenue
                    Bonds (Series 2003C-1), 5.00% (New York
                    State), 2/15/2010                            AA- / NR            3,265,440
    5,000,000       New York State Dormitory Authority,
                    Revenue Bonds (Series 2003A), 5.25% (City
                    University of New York)/(MBIA Insurance
                    Corp. INS), 7/1/2009                         AAA / Aaa           5,538,000
    2,500,000       New York State Dormitory Authority,
                    Revenue Bonds (Series A), 5.50%
                    (University of Rochester, NY)/(Original
                    Issue Yield: 5.60%), 7/1/2016                A+ / A1             2,737,200
    5,000,000       New York State Dormitory Authority,
                    Revenue Bonds, 6.00% (State University of
                    New York)/(MBIA Insurance Corp. INS),
                    5/15/2016                                    AAA / Aaa           5,723,950
    1,510,000       New York State Environmental Facilities
                    Corp., Clean Water & Drinking Revenue
                    Bonds, 5.25% (Escrowed In Treasuries
                    COL), 6/15/2014                              AAA / Aaa           1,655,791
    990,000         New York State Environmental Facilities
                    Corp., Clean Water & Drinking Revenue
                    Bonds, 5.25%, 6/15/2014                      AAA / Aaa           1,083,139
    3,000,000       New York State Local Government
                    Assistance Corp., Subordinate Lien
                    Revenue Refunding Bonds (Series 2003A-2),
                    5.00%, 4/1/2009                              AA / A1             3,279,600
    3,315,000       New York State Mortgage Agency, Mortgage
                    Revenue Bonds (Twenty-Ninth Series),
                    5.40%, 10/1/2022                             NR / Aaa            3,455,390
    4,000,000       New York State Thruway Authority, Local
                    Highway & Bridge Service Contract Revenue
                    Bonds (Series A-2), 5.375% (New York
                    State)/(U.S. Treasury PRF 4/1/2008@101),
                    4/1/2016                                     AAA / Aaa           4,416,720
    3,000,000       New York State Urban Development Corp.,
                    Correctional & Youth Facilities Revenue
                    Bonds (Series 2003A), 5.25% TOBs (New
                    York State), Mandatory Tender 1/1/2009       AA- / NR            3,268,830
    3,000,000       Suffolk County, NY, Water Authority,
                    Waterworks Refunding Revenue Bonds, 6.00%
                    (MBIA Insurance Corp. INS), 6/1/2014         AAA / Aaa           3,572,460
    4,000,000       Tobacco Settlement Financing Corp., NY,
                    Asset Backed Revenue Bonds (Series
                    2003A-1), 5.25% (New York State)/(AMBAC
                    INS), 6/1/2021                               AAA / Aaa           4,317,120
    5,320,000       Triborough Bridge & Tunnel Authority, NY,
                    General Purpose Revenue Bonds (Series
                    1999B), 5.75% (Escrowed In Treasuries
                    COL), 1/1/2015                               AAA / Aa3           5,939,886
    1,000,000       United Nations, NY, Development Corp.,
                    Senior Lien Refunding Revenue Bonds
                    (Series 2004A), 5.25%, 7/1/2021              NR / A3             1,055,700
                    Total                                                            82,843,570
                    North Carolina--1.8%
    3,000,000       North Carolina Eastern Municipal Power
                    Agency, Power Supply System Revenue
                    Refunding Bonds (Series D), 5.125%
                    (Original Issue Yield: 5.25%), 1/1/2023      BBB / Baa2          3,081,180
    1,735,000       North Carolina HFA, Home Ownership
                    Revenue Bonds (Series 13-A), 5.25%,
                    1/1/2022                                     AA / Aa2            1,798,241
    1,600,000       North Carolina Medical Care Commission,
                    Health Care Housing Revenue Bonds (Series
                    2004A), 5.80% (Arc of North Carolina
                    Projects), 10/1/2034                         NR / Baa1           1,614,864
    2,000,000       North Carolina Municipal Power Agency No.
                    1, Electric Revenue Bonds (Series 2003A),
                    5.50%, 1/1/2011                              BBB+ / A3           2,206,260
                    Total                                                            8,700,545
                    Ohio--4.7%
    1,700,000       Cleveland, OH, Municipal School District,
                    UT GO Bonds, 5.25% (FSA INS), 12/1/2024      AAA / Aaa           1,847,934
    3,000,000       Franklin County, OH, Health Care
                    Facilities, Revenue Refunding Bonds,
                    5.50% (Ohio Presbyterian Retirement
                    Services)/(Original Issue Yield: 5.64%),
                    7/1/2017                                     BBB / NR            3,029,010
    2,090,000       Ohio HFA, Residential Mortgage Revenue
                    Bonds (Series 2002A-2), 5.50% (GNMA
                    Collateralized Home Mortgage Program
                    LOC), 9/1/2022                               NR / Aaa            2,206,852
    4,000,000       Ohio State Air Quality Development
                    Authority, PCR Refunding Bonds (Series
                    2002A), 6.00% (Cleveland Electric
                    Illuminating Co.), 12/1/2013                 BB+ / Baa3          4,216,760
    4,135,000       Ohio State, Infrastructure Improvement UT
                    GO Bonds (Series 1999A), 5.75%, 2/1/2017     AA+ / Aa1           4,745,243
    5,500,000       Ohio State, Infrastructure Improvement UT
                    GO Bonds (Series A), 5.50% (Original
                    Issue Yield: 5.65%), 2/1/2019                AA+ / Aa1           6,246,955
    775,000         Toledo-Lucas County, OH, Port Authority,
                    Revenue Bonds (Series 2004C), 6.375%
                    (Northwest Ohio Bond Fund), 11/15/2032       NR / BBB+           807,775
                    Total                                                            23,100,529
                    Oregon--1.1%
    1,500,000       Clackamas County, OR, Hospital Facilities
                    Authority, Revenue Refunding Bonds
                    (Series 2001), 5.25% (Legacy Health
                    System)/(Original Issue Yield: 5.50%),
                    5/1/2021                                     AA / Aa3            1,590,660
    3,395,000       Multnomah County, OR, Hospital Facilities
                    Authority, Revenue Bonds (Series 2004),
                    5.25% (Providence Health System),
                    10/1/2015                                    AA / Aa3            3,767,941
                    Total                                                            5,358,601
                    Pennsylvania--4.1%
    3,000,000       Allegheny County, PA, HDA, Health System
                    Revenue Bonds (Series 2000B), 9.25% (West
                    Penn Allegheny Health System)/(Original
                    Issue Yield: 9.70%), 11/15/2030              B / B1              3,491,040
    1,280,000       Allegheny County, PA, HDA, Refunding
                    Revenue Bonds (Series 1998A), 5.125%
                    (South Hills Health System)/(Original
                    Issue Yield: 5.40%), 5/1/2029                NR / Baa1           1,171,878
    4,000,000    1  Delaware Valley, PA, Regional Finance
                    Authority, RITES (PA-1029), 8.8074%,
                    7/1/2017                                     NR                  5,259,760
    500,000         Pennsylvania EDFA, Exempt Facilities
                    Revenue Bonds (Series 2003A), 6.75%
                    (Reliant Energy, Inc.), 12/1/2036            NR / B1             520,645
    2,000,000       Pennsylvania HFA, SFM Revenue Bonds
                    (Series 2002-73A), 5.45%, 10/1/2032          AA+ / Aa2           2,061,360
    1,000,000       Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series 2001A), 6.00% (UPMC Health
                    System)/(Original Issue Yield: 6.10%),
                    1/15/2022                                    A+ / NR             1,095,890
    5,000,000       Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series 2001A), 6.25% (UPMC Health
                    System), 1/15/2016                           A+ / NR             5,661,950
    1,000,000       Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series 2004A), 5.25% (Philadelphia
                    University)/(Original Issue Yield:
                    5.32%), 6/1/2032                             BBB / Baa2          994,770
                    Total                                                            20,257,293
                    Puerto Rico--1.0%
    4,500,000       Puerto Rico Electric Power Authority,
                    Revenue Bonds (Series II), 5.25% (XL
                    Capital Assurance Inc. INS)/(Original
                    Issue Yield: 5.27%), 7/1/2022                AAA / Aaa           4,899,420
                    Rhode Island--0.5%
    2,500,000       Rhode Island State Health and Educational
                    Building Corp., Hospital Financing
                    Revenue Bonds (Series 2002), 6.375%
                    (Lifespan Obligated Group)/(Original
                    Issue Yield: 6.58%), 8/15/2021               BBB / Baa1          2,747,875
                    South Carolina--1.5%
    1,395,000       Lexington County, SC, Health Services
                    District, Inc., Hospital Revenue Bonds
                    (Series 2004), 6.00% (Lexington Medical
                    Center), 5/1/2019                            A / A2              1,564,813
    2,850,000       South Carolina Jobs-EDA, EDRBs, (Series
                    2002A), 5.50% (Bon Secours Health
                    System)/(Original Issue Yield: 5.75%),
                    11/15/2023                                   A- / A3             2,957,759
    2,795,000       South Carolina Jobs-EDA, Health System
                    Revenue Bonds (Series A), 5.625% (Bon
                    Secours Health System)/(Original Issue
                    Yield: 5.84%), 11/15/2030                    A- / A3             2,890,449
                    Total                                                            7,413,021
                    South Dakota--1.0%
    2,225,000       South Dakota Housing Development
                    Authority, Home Ownership Mortgage
                    Revenue Bonds (Series 2002C), 5.35%,
                    5/1/2022                                     AAA / Aa1           2,348,977
    2,455,000       South Dakota Housing Development
                    Authority, Multiple Purpose Revenue Bonds
                    (Series 2002A), 5.15% (FSA INS), 11/1/2020   NR / Aaa            2,581,064
                    Total                                                            4,930,041
                    Tennessee--2.5%
    5,515,000       Metropolitan Government Nashville &
                    Davidson County, TN, HEFA, Hospital
                    Revenue Bonds (Series 1998A), 4.90%
                    (Baptist Hospital, Inc. (TN))/
                    (Escrowed In Treasuries COL), 11/1/2014      AAA / Aaa           6,059,000
    1,120,000       Shelby County, TN, Health Education &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.50% (Methodist
                    Healthcare)/(U.S. Treasury COL)/(Original
                    Issue Yield: 6.57%), 9/1/2021                A- / A3             1,349,174
    1,880,000       Shelby County, TN, Health Education &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.50% (Methodist
                    Healthcare)/(U.S. Treasury PRF
                    9/1/2012@100)/(Original Issue Yield:
                    6.57%), 9/1/2021                             A- / A3             2,270,457
    2,500,000       Sullivan County, TN, Health Educational &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.25% (Wellmont Health
                    System)/(Original Issue Yield: 6.45%),
                    9/1/2022                                     BBB+ / NR           2,655,075
                    Total                                                            12,333,706
                    Texas--6.8%
    4,600,000       Austin, TX, Electric Utility System,
                    Refunding Revenue Bonds, 5.25% (MBIA
                    Insurance Corp. INS), 11/15/2022             AAA / Aaa           4,991,506
    3,965,000       Brazos River Authority, TX, Refunding PCR
                    Bonds (Series 2001C), 5.75% TOBs (TXU
                    Energy), Mandatory Tender 11/1/2011          BBB / Baa2          4,363,601
    2,000,000       Comal County, TX, HFDC, Revenue Bonds
                    (Series 2002A), 6.125% (McKenna Memorial
                    Hospital)/(Original Issue Yield: 6.28%),
                    2/1/2022                                     BBB / Baa2          2,094,520
    3,000,000       Decatur, TX, Hospital Authority, Hospital
                    Revenue Bonds (Series 2004A), 7.00% (Wise
                    Regional Health System)/(Original Issue
                    Yield: 7.125%), 9/1/2025                     NR                  3,047,970
    2,200,000       Harris County, TX, HFDC, Hospital Revenue
                    Bonds, (Series 1997A), 6.00% (Memorial
                    Hospital System)/(MBIA Insurance Corp.
                    INS), 6/1/2011                               AAA / Aaa           2,551,670
    4,000,000       Harris County, TX, HFDC, Hospital Revenue
                    Bonds, (Series 1997A), 6.00% (Memorial
                    Hospital System)/(MBIA Insurance Corp.
                    INS), 6/1/2012                               AAA / Aaa           4,676,000
    600,000         Matagorda County, TX, Navigation District
                    Number One, Collateralized Refunding
                    Revenue Bonds, 5.60% (Centerpoint Energy
                    Houston Electric), 3/1/2027                  BBB / Baa2          620,490
    2,300,000       Port of Corpus Christi, TX, IDC, Revenue
                    Refunding Bonds (Series C), 5.40% (Valero
                    Energy Corp.), 4/1/2018                      BBB / Baa3          2,378,292
    2,165,000       Richardson, TX, Hospital Authority,
                    Refunding & Improvement Hospital Revenue
                    Bonds, 5.875% (Richardson Regional
                    Medical Center)/(Original Issue Yield:
                    6.05%), 12/1/2024                            BBB / Baa2          2,259,632
    1,000,000       Sam Rayburn, TX, Municipal Power Agency,
                    Refunding Revenue Bonds (Series 2002A),
                    6.00%, 10/1/2021                             BBB- / Baa2         1,075,810
    5,000,000       Texas State Affordable Housing Corp., MFH
                    Revenue Bonds (Series 2002A), 5.40%
                    (American Housing Foundation)/(MBIA
                    Insurance Corp. INS), 9/1/2022               AAA / Aaa           5,261,100
                    Total                                                            33,320,591
                    Utah--3.9%
    13,500,000      Salt Lake City, UT, Hospital Authority,
                    Hospital Revenue Refunding Bonds (Series
                    A), 8.125% (IHC Hospitals Inc.,
                    UT)/(Escrowed In Treasuries
                    COL)/(Original Issue Yield: 8.17%),
                    5/15/2015                                    AAA / NR            17,142,840
    2,000,000       Utah County, UT, IDA, Environmental
                    Improvement Revenue Bonds, 5.05% TOBs
                    (Marathon Oil Corp.), Mandatory Tender
                    11/1/2011                                    BBB+ / Baa1         2,170,400
                    Total                                                            19,313,240
                    Virginia--2.6%
    3,000,000       Chesapeake, VA, IDA, PCR Bonds, 5.25%
                    (Virginia Electric & Power Co.), 2/1/2008    BBB+ / A3           3,095,580
    5,000,000       Richmond, VA, UT GO Bonds, 5.50% (FSA
                    INS)/(Original Issue Yield: 5.58%),
                    1/15/2018                                    AAA / Aaa           5,593,600
    3,900,000       Virginia Peninsula Port Authority, Coal
                    Terminal Revenue Refunding Bonds (Series
                    2003), 6.00% (Brinks Co. (The)), 4/1/2033    BBB / Baa3          4,068,831
                    Total                                                            12,758,011
                    Washington--3.7%
    4,500,000       Port of Seattle, WA, Subordinate Lien
                    Revenue Bonds (Series 1999A), 5.25% (FGIC
                    INS), 9/1/2021                               AAA / Aaa           4,843,665
    5,595,000       Washington State Convention & Trade
                    Center, Lease Revenue COPs, 5.125% (MBIA
                    Insurance Corp. INS)/(Original Issue
                    Yield: 5.30%), 7/1/2013                      AAA / Aaa           6,085,849
    6,675,000       Washington State, UT GO Bonds, (Series
                    A), 5.625% (Original Issue Yield: 5.66%),
                    7/1/2022                                     AA / Aa1            7,386,088
                    Total                                                            18,315,602
                    Wisconsin--3.3%
    2,140,000       Wisconsin Housing & EDA, Housing Revenue
                    Bonds (Series 2002C), 5.35% (MBIA
                    Insurance Corp. INS), 11/1/2022              AAA / Aaa           2,253,784
    5,500,000       Wisconsin State HEFA, Refunding Revenue
                    Bonds, 5.75% (Wheaton Franciscan
                    Services)/(Original Issue Yield: 5.96%),
                    8/15/2025                                    A / A2              5,837,425
    300,000         Wisconsin State HEFA, Revenue Bonds
                    (Series 2004), 5.50% (Blood Center of
                    Southeastern Wisconsin, Inc.)/(Original
                    Issue Yield: 5.583%), 6/1/2024               BBB+ / NR           310,938
    430,000         Wisconsin State HEFA, Revenue Bonds
                    (Series 2004), 5.75% (Blood Center of
                    Southeastern Wisconsin, Inc.)/(Original
                    Issue Yield: 5.82%), 6/1/2034                BBB+ / NR           450,120
    2,000,000       Wisconsin State HEFA, Revenue Bonds
                    (Series 2004), 5.75% (Fort Healthcare,
                    Inc.)/(Original Issue Yield: 5.84%),
                    5/1/2029                                     BBB+ / NR           2,057,280
    1,340,000       Wisconsin State HEFA, Revenue Bonds
                    (Series 2004A), 6.75% (Beaver Dam
                    Community Hospitals, Inc.)/(Original
                    Issue Yield: 6.95%), 8/15/2034               NR                  1,362,016
    2,000,000       Wisconsin State HEFA, Revenue Bonds,
                    6.00% (SynergyHealth, Inc.)/
                    (Original Issue Yield: 6.10%), 11/15/2023    BBB+ / NR           2,121,760
    1,630,000       Wisconsin State HEFA, Revenue Bonds,
                    6.00% (Agnesian Healthcare,
                    Inc.)/(Original Issue Yield: 6.15%),
                    7/1/2030                                     A- / A3             1,712,592
                    Total                                                            16,105,915
                    Wyoming--0.5%
    2,500,000       Lincoln County, WY, PCR Refunding Bonds
                    (Series 1991), 3.40% TOBs (Pacificorp),
                    Mandatory Tender 6/1/2010                    A- / A3             2,462,100
                    Total Municipal Bonds
                    (identified cost $448,429,833)                                   481,594,828
                    Short-Term Municipals--1.0%
                    Puerto Rico--0.0%
    200,000         Puerto Rico Government Development Bank
                    (GDB) Weekly VRDNs (MBIA Insurance Corp.
                    INS)/(Credit Suisse First Boston LIQ)        A-1 / VMIG1         200,000
                    Tennessee--0.7%
    3,100,000       Sevier County, TN, Public Building
                    Authority, (Series IV-E-1) Daily VRDNs
                    (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan
                    Chase Bank, N.A. LIQ)                        NR / VMIG1          3,100,000
                    Texas--0.3%
    1,400,000       Harris County, TX, HFDC, (Series 2002)
                    Daily VRDNs (Methodist Hospital, Harris
                    County, TX)                                  A-1+ / NR           1,400,000
                    Total Short-Term Municipals

                    (AT AMOrTIZED COST)                                              4,700,000
                    Total MUNICIPAL Investments -
                    98.7%
                    (identified cost $453,129,833)2                                  486,294,828
                    OTHER ASSETS AND LIABILITIES - NET - 1.3%                        6,421,851
                    TOTAL NET ASSETS - 100%                                       $  492,716,679


     Securities that are subject to the federal alternative minimum tax (AMT) represent 7.4% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which haven been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004, these securities amounted to $33,904,240 which represents 6.9% of total net assets.

2 The cost of investments for federal tax purposes amounts to $453,117,612. The net unrealized appreciation of investments for federal tax purposes was $33,177,216. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,373,255 and net unrealized depreciation from investments for those securities having an excess of cost over value of $196,039.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
COPs        --Certificates of Participation
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
EDRBs       --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MFH         --Multi-Family Housing
PCR         --Pollution Control Revenue
PRF         --Prerefunded
RITES       --Residual Interest Tax-Exempt Securities
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 22, 2005